Other current assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current assets
Other financial assets	SFr 848	SFr 3,165
Trade and other receivables	110,361	416,875
Contract asset (Indivior PLC)	40,907	181,441
Prepayments	217,008	270,394
Total other current assets	369,124	871,875
Increase (decrease) in other current assets	(500,000)
Increase (decrease) in contract assets and trade and other receivables	(400,000)
Accumulated impairment | Contract assets and trade and other receivables
Other current assets
Expected loss allowance	0	SFr 0	SFr 0
Indivior PLC
Other current assets
Increase (decrease) in contract assets and trade and other receivables	(300,000)
Eurostars/Innosuisse
Other current assets
Increase (decrease) in contract assets and trade and other receivables	SFr (100,000)